Consolidated Statements of Comprehensive Income / (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Loss of the year		€ (17,204)	[1]	€ (28,632)	€ (37,427)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		(197)		(301)	70
Remeasurements of post-employment benefit obligations, net of tax		(197)		(301)	70
Items that may be subsequently reclassified to profit or loss		(5)		(261)	(1,194)
Currency translation differences		(5)		(261)	(1,194)
Other comprehensive income / (loss) for the period, net of tax		(202)		(562)	(1,124)
Total comprehensive loss for the period		(17,406)		(29,194)	(38,551)
Total comprehensive loss for the period attributable to Equity Holders	[1]	€ (17,406)		€ (29,194)	€ (38,551)

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.